Premises and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 2,795,888	¥ 2,500,202
Less: Accumulated depreciation and amortization	1,163,403	1,143,608
Premises and equipment-net	1,632,485	1,356,594
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	563,295	410,739
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	822,229	800,680
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	450,656	435,655
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	82,610	92,052
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	14,745	35,789
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 862,353	¥ 725,287